Capital and other commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital and other commitments [line items]
Capital and other commitments	$ 17	$ 19
Associates [member]
Disclosure of capital and other commitments [line items]
Capital and other commitments	$ 6	$ 6